Restricted Cash	12 Months Ended
Dec. 31, 2023
Restricted Cash [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH

Other assets include restricted cash in the amount of USD 13,001 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business (December 31, 2022: USD 10,800 thousand). In addition, this item includes a restricted call deposit in the amount of USD 5,000 thousand (December 31, 2022: USD 5,000 thousand) placed in favor of the Group as collateral against reinsurance arrangements. The interest earned on this deposit is recognized as a liability and transferred to the reinsurance company on a semi-annual basis.

The following table details a reconciliation of cash and restricted cash within the consolidated balance sheets:

	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Cash and cash equivalents	177,022	122,143
Restricted cash (included within other assets)	18,001	15,800
Total cash, cash equivalents and restricted cash	195,023	137,943